SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Expected Useful Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2014
Customer base [Member]
Intangible assets, net [Line Items]
Estimated useful life	5 years
Non-compete agreements [Member]
Intangible assets, net [Line Items]
Estimated useful life	10 years
Trademark [Member]
Intangible assets, net [Line Items]
Estimated useful life	10 years
Patents [Member]
Intangible assets, net [Line Items]
Estimated useful life	10 years
Concession contracts [Member]
Intangible assets, net [Line Items]
Estimated useful life	9 years
Technology [Member]
Intangible assets, net [Line Items]
Estimated useful life	9 years